PROPERTY, PLANT AND EQUIPMENT - Right-to-Use Assets and Depreciation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 384	€ 393
Depreciation, right-of-use assets	124
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	39
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	188	208
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	23	5
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	33	35
Depreciation, right-of-use assets	5
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	140	€ 145
Depreciation, right-of-use assets	62
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	€ 18